United States Securities and Exchange Commission
Washington, D.C.  20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: ___12/31/11___

Check here if Amendment [  ]; Amendment Number: ________

This Amendment (Check only one): [  ] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Mitchell Capital Management Co.
Address:	11460 Tomahawk Creek Parkway
		Suite 410
		Leawood, KS  66211

13F File Number:  28-05171

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct andcomplete, and that it is understood that all required items, statement, schedules, lists and tables, are considered integral parts of this form.


Person signing this Report on Behalf of Reporting Manager:

Name:		Barbara Roszel
Title:	Chief Compliance Officer
Phone:	913-428-3222

Signature, Place, and Date of Signing:


Barbara Roszel	Leawood, KS		___12/31/11___


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F COMBINATION REPORT. (Check here if a portion of all the holdings for this reporting manager are reported in this report and a portion are report by other manager (s)).

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Air Methods Corp               COM              009128307     5359    63456 SH       Sole                    63456
Altera Corp.                   COM              021441100     3251    87628 SH       Sole                    87628
Canadian National Railway Co   COM              136375102     7962   101352 SH       Sole                   101352
Cerner Corp                    COM              156782104     8606   140513 SH       Sole                   140513
CGI Group Inc CL A             COM              39945c109     5336   283091 SH       Sole                   283091
Check Point Software Tech      COM              M22465104     8181   155719 SH       Sole                   155719
Cognizant Tech Solutions-A     COM              192446102     8262   128468 SH       Sole                   128468
Deckers Outdoor Corp           COM              243537107     2938    38881 SH       Sole                    38881
Dollar Tree Inc                COM              256746108     4946    59506 SH       Sole                    59506
EMC Corp                       COM              268648102     6224   288959 SH       Sole                   288959
Express Scripts Inc            COM              302182100     8368   187243 SH       Sole                   187243
F5 Networks Inc                COM              315616102     5919    55776 SH       Sole                    55776
FMC Technologies Inc           COM              30249U101     6967   133388 SH       Sole                   133388
Google Inc CL A                COM              38259P508     7294    11293 SH       Sole                    11293
Gorman-Rupp Co                 COM              383082104     1993    73416 SH       Sole                    73416
Herbalife Ltd                  COM              G4412G101     2716    52564 SH       Sole                    52564
Honeywell Int'l Inc            COM              438516106     4600    84631 SH       Sole                    84631
IHS Inc - Cl A                 COM              451734107     3489    40499 SH       Sole                    40499
Intuit Inc                     COM              461202103     5331   101360 SH       Sole                   101360
Intuitive Surgical Inc         COM              46120e602     5446    11763 SH       Sole                    11763
Kirby Corp.                    COM              497266106     8173   124127 SH       Sole                   124127
Lincoln Electric Holdings      COM              533900106     3548    90697 SH       Sole                    90697
Mettler-Toledo International I COM              592688105     4527    30648 SH       Sole                    30648
Micros Systems Inc             COM              594901100     5755   123544 SH       Sole                   123544
Novo-Nordisk Spons ADR         COM              670100205    10306    89417 SH       Sole                    89417
NVE Corp.                      COM              629445206     1094    19702 SH       Sole                    19702
Oceaneering Intl Inc           COM              675232102     9281   201203 SH       Sole                   201203
Panera Bread Company CL A      COM              69840w108     4479    31662 SH       Sole                    31662
Petsmart, Inc.                 COM              716768106     8411   163987 SH       Sole                   163987
Ross Stores Inc                COM              778296103     7484   157461 SH       Sole                   157461
Sabine Royalty Trust           COM              785688102      240     3799 SH       Sole                     3799
Stericycle Inc                 COM              858912108     3999    51324 SH       Sole                    51324
Teva Pharm Ind-SP ADR          COM              881624209     4644   115067 SH       Sole                   115067
Toronto-Dominion Bank          COM              891160509     6117    81771 SH       Sole                    81771
Tractor Supply                 COM              892356106    13551   193177 SH       Sole                   193177